Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (5,099,805)	$ (6,343,541)	$ (2,642,684)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of warrant liability	(214,996)	96,709	(907,424)
Depreciation, depletion and amortization	559,925	665,187	702,217
Amortization of deferred charges	23,758	75,443	75,306
Amortization of share-based compensation		1,227,600
Amortization on right of use asset	638,036	796,499	472,777
Amortization of issuance discount on Convertible note			(52,144)
Allowance on other receivable	822,213	58,070	59,604
Issuance of shares for compensation of employee and non-employee services		229,120
Post-employment benefits costs	201,771	23,401	27,205
Changes in operating assets and liabilities
Accounts receivable	1,299	237,995	(114,182)
Prepayment and other current assets	(1,085,259)	679,919	(1,026,079)
Other non-current assets	(58,016)	(740,891)	755,303
Accounts payable	(303,420)	145,815	102,925
Other liabilities	(66,226)
Accrued expenses	(122,972)	177,612	128,133
Taxes payable	(16,700)	16,988	(87,099)
Asset retirement obligations	(75,120)	360,786
Operating lease liabilities	(638,036)	(796,498)	(472,777)
Amounts due to related parties – non current	(1,304)	2,687
Net cash used in operating activities	(5,434,852)	(3,087,099)	(2,978,919)
Cash flows from investing activities
Oil and gas exploration and development costs	(199,330)	(2,821,110)	(419,459)
Purchase of property and equipment	(44,691)
Net cash used in investing activities	(244,021)	(2,821,110)	(419,459)
Cash flows from financing activities
Proceeds from issuance of ordinary shares by ATM offering, net of issuance cost	6,564,186	8,405,018
Net cash provided by financing activities	6,564,186	8,405,018
Net change in cash and restricted cash	885,313	2,496,809	(3,398,378)
Cash and restricted cash at beginning of year	6,493,996	3,997,187	7,395,565
Cash and restricted cash at end of year	7,379,309	6,493,996	3,997,187
Supplementary disclosure of cash flow information:
Interest
Income tax
Reconciliation of cash and restricted cash
Cash	5,459,309	4,573,996	2,009,687
Restricted cash - current			1,567,500
Restricted cash - non-current	1,920,000	1,920,000	420,000
Reconciliation of cash and restricted	7,379,309	6,493,996	3,997,187
Non-cash investing and financing activities
Addition of asset retirement obligations	23,022	487,280	42,998
Right-of-use assets acquired under operating leases in exchange for operating liabilities	$ 634,840	$ 478,614	$ 169,094